As filed with the Securities and Exchange Commission on August 6, 1998

                           Registration No. 333-58489
                                             811-5159

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       [X ] Pre-Effective Amendment No. 1
                       [ ] Post-Effective Amendment No. __

                       Robertson Stephens Investment Trust
               (Exact name of Registrant as Specified in Charter)

                              555 California Street
                         San Francisco, California 94104
                    (Address of Principal Executive Offices)
                                 (800) 766-3863
                        (Area Code and Telephone Number)
                                  ------------

                              Andrew P. Pilara, Jr.
                       c/o BancAmerica Robertson Stephens
                              555 California Street
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Timothy W. Diggins, Esq.
                                  Ropes & Gray
                             One International Place
                              Boston, MA 02110-2624
                                  ------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.
                                  ------------

     The Registrant has registered an indefinite number of its shares of beneficial interest, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time. The Registrant filed a Form 24f-2 in March 1998 for the fiscal year ended December 31, 1997.

                       Robertson Stephens Investment Trust


     Parts A, B and C of the Registrant's Registration Statement on Form N-14, which was filed with the Securities and Exchange Commission on July 6, 1998 (Accession Number 0000916641-98-000779), are hereby incorporated by reference into Parts A, B and C, respectively, of this Pre-Effective Amendment No. 1 to such Registration Statement.

                                   SIGNATURES


     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Francisco in the State of California on the sixth day of August, 1998.

                       ROBERTSON STEPHENS INVESTMENT TRUST


                                       By:      Andrew P. Pilara, Jr.*
                                             ------------------------------
                                       President and Principal Executive Officer


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                                         Title                                                Date
----------                                        -----                                                ----

ANDREW P. PILARA, JR.*                            President, Principal Executive
-----------------------                           Officer and Trustee
Andrew P. Pilara, Jr.                                                                                  August 6, 1998

TERRY R. OTTON*                                   Treasurer, Chief Financial Officer,
-----------------------                           and Principal Accounting Officer
Terry R. Otton                                                                                         August 6, 1998

LEONARD B. AUERBACH*                              Trustee                                              August 6, 1998
-----------------------
Leonard B. Auerbach

JOHN W. GLYNN, JR.*                               Trustee                                              August 6, 1998
-----------------------
John W. Glynn, Jr.

JAMES K. PETERSON*                                Trustee                                              August 6, 1998
-----------------------
James K. Peterson



*By /s/ Dana K. Welch
    -------------------------------------
  Dana K. Welch, Attorney-in-Fact pursuant
   to the Powers of Attorney filed previously.